Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Assets
7.
Prepaid expenses and other assets

The breakdown of prepaid expenses and other assets is as follows:

	December 31, 2025	December 31, 2024
Suppliers	3,415	3,798
Personnel	776	703
Deposits and guarantees	1,119	1,170
Others	907	713
Total	6,217	6,384
Current	5,066	5,265
Non-current	1,151	1,119